TAXES AND CHARGES - Schedule of Income Tax and Social Contribution Tax Payable (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Income tax	R$ 113	R$ 119
Social contribution tax	20	44
Total	R$ 133	R$ 163